Document and Entity Information	Jul. 29, 2022
Cover [Abstract]
Entity Registrant Name	NEOPHOTONICS CORP
Amendment Flag	false
Entity Central Index Key	0001227025
Document Type	8-K
Document Period End Date	Jul. 29, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-35061
Entity Tax Identification Number	94-3253730
Entity Address, Address Line One	NeoPhotonics Corporation
Entity Address, Address Line Two	3081 Zanker Road
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	(408)
Local Phone Number	232-9200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value of $0.0025 per share
Trading Symbol	NPTN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false